Shareholder Report, Line Graph (Details) 194910_Aristotle Growth Equity Fund_Class I-2_TSR Annual {Class I-2} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 16, 2024	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 11,488	$ 10,918	$ 10,000	$ 13,821
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	11,971	11,059	10,000	$ 14,103
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Total Return
Accumulated Value	$ 11,922	$ 11,064	$ 10,000	$ 14,165